Convertible Notes (Tables)	12 Months Ended
Jul. 31, 2026
Convertible Notes [Abstract]
Schedule of Convertible Notes
	Years Ended
	July 31,
	2026	2025
Balance, beginning of period	$522,818	$124,699
Initial recognition of 2025 convertible notes	-	329,599
Effect of accounting change on convertible debt	-	13,532
Interest	62,957	41,594
Conversion	(193,934)	-
Effect of movements on exchange rates	(4,973)	13,394
Balance, end of period	$386,868	$522,818

Current	$386,868	$157,515
Non-current	-	365,303
	$386,868	$522,818